September 19, 2014

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549-8626

Attn:	Edward P. Bartz, Esq.

Division of Investment Management, Disclosure Review Office

Re:	Post-Effective Amendment No. 49 for ICON Funds
Securities Act Registration No. 333-14927
Investment Company Act File No. 811-7883

Dear Mr. Bartz:

On behalf of the ICON Funds, we are transmitting for filing Post-Effective Amendment No. 49 to our Registration Statement filed on Form N-1A, pursuant to Rule 485(a) under the Securities Act of 1933. In our letter dated August 21, 2014, we requested that this Post-Effective Amendment become effective September 30, 2014 and you were kind enough to provide us with comments on an expedited basis. We will therefore request Post-Effective Amendment No. 49 become effective on September 30, 2014, pursuant to Rule 485(a)(3). We will file a separate request asking for acceleration.

On July 15, 2014, the Registrant believed it had filed, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment Nos. 48 to its registration statement on Form N-1A (“the PEA”). Upon discovering the filing was not made, the Registrant did file the July 15, 2014 filing on August 21, 2014 and requested expedited review, which was granted by the Staff. The Registrant made the filing to include a new Sub-series or Fund, the ICON High Yield Bond Fund. On September 12, 2014 you, on behalf of the staff of the Commission (the “Staff”), provided us with oral comments to our filing. This PEA No. 49 incorporates the Staff comments. For your convenience we will recite the comments and address how we amended PEA No. 48 to address the Staff comments.

The Registrant is aware of its obligations under the Securities Act of 1933 and acknowledges that:

•	The ICON Funds, not the Staff, are responsible for the adequacy and accuracy of the disclosure in the Registration Statement;

•	Staff comments, or changes to disclosure by the ICON Funds in response to Staff comments, do not relieve the ICON Funds of our responsibility for disclosure; and

Edward Bartz, Esq.

Division of Investment Management

Securities and Exchange Commission

September 19, 2014

•	The ICON Funds may not assert Staff comments as an affirmative defense in any proceeding initiated by the Commission or any person under the U.S. Federal Securities Laws.

Despite this acknowledgement, we would like to thank you for taking the time to review the filing on an expedited basis and explain the Staff’s comments. We found the comments to be helpful and informative.

This PEA No. 49 does not contain disclosures that would render it ineligible to become effective under Rule 485(a)(3).

Below is a summary of the Staff Comments, along with our proposed resolutions.

1.	Staff Comment – Prospectus – FUND SUMMARY: In the Prospectus, under Investment Objectives/Goals, please move the sentence regarding the Fund’s non-fundamental policy to either just after the FUND SUMMARY pursuant to Item 9(a) of Form N-1A or to the Principal Investment Strategies section.

ICON Response: We have moved the sentence regarding the Fund’s non-fundamental policy to the Principal Investment Strategies section.

2.	Staff Comment – Prospectus – FUND SUMMARY: In the Prospectus, under Annual Fund Operating Expenses, please add a footnote to explain that “Other Expenses” are estimates based on amounts for the current fiscal year pursuant to
Item 3(e) of Form N-1A.

ICON Response: We have added a footnote to explain that “Other Expenses” are estimates based on amounts for the current fiscal year.

3.	Staff Comment – Prospectus – FUND SUMMARY: In the Prospectus, under Annual Fund Operating Expenses, please add a footnote to explain that “Total Annual Fund Operating Expenses” reflect payment after expense reimbursement, pursuant to Item 3(e) of Form N-1A.

ICON Response: We have added a footnote to explain that “Total Annual Fund Operating Expenses” reflect payment after expense reimbursement.

4.	Staff Comment – Prospectus - FUND SUMMARY: In the Prospectus, under Annual Fund Operating Expenses, please move what is currently footnote no. 1 so that it appears before the Example.

ICON Response: We have adjusted the formatting so that the footnote precedes the example.

Edward Bartz, Esq.

Division of Investment Management

Securities and Exchange Commission

September 19, 2014

5.	Staff Comment – Prospectus - FUND SUMMARY: In the Prospectus, under Principal Investment Strategies, please disclose the Fund’s market capitalization policy or disclose that the Fund includes securities of all market capitalization. In addition, please disclose the risks of investing in companies of small capitalization.

ICON Response: We have disclosed the fact that the Fund may include securities of all market capitalization. We have also disclosed the risk of investing in companies of small capitalization elsewhere in the Fund Summary.

6.	Staff Comment – Prospectus - FUND SUMMARY: In the Prospectus, under Principal Investment Strategies, please disclose that the Fund normally invests at least 80% of its assets in high yield bonds rather than high yield securities pursuant to Rule 35d-1.

ICON Response: We have changed the “high yield securities” references to “high yield bonds.”

7.	Staff Comment – Prospectus - FUND SUMMARY: In the Prospectus, under Principal Investment Strategies, please delete references to “preferred securities” counting toward the 80% investment strategy. In addition, please clarify that the wide range of debt instruments to be included in the 80% policy will be high yield debt instruments.

ICON Response: We have deleted the references to “preferred securities” counting as part of the 80% investment strategy and have made clear that only high yield debt instruments will be counted toward the 80% policy.

8.	Staff Comment – Prospectus – FUND SUMMARY: Please confirm that the expenses of “other mutual funds” referenced in the Principal Investment Strategies, will be reflected in an Acquired Fund Fees and Expenses (“AFFE”) line if those expenses amount to 0.01% or more.

ICON Response: We confirm these expenses will be included in the AFFE if and as applicable.

9.	Staff Comment – Prospectus - FUND SUMMARY: In the Prospectus, under Principal Investment Strategies, please disclose the fact that the Fund values derivatives at their market value for purposes of the Fund’s compliance with its 80% policy. In addition, please disclose in the Statement of Additional Information (the “SAI”) that, in when the Fund acts as a protection seller in a credit default swap, the Fund will segregate assets equivalent to the full notional value of the credit default swap.

Edward Bartz, Esq.

Division of Investment Management

Securities and Exchange Commission

September 19, 2014

ICON Response: We have revised the Prospectus to specify that the Fund values derivatives at market value for purposes of the Fund’s compliance with its 80% policy. Moreover, we have revised the SAI to disclose the fact that, when the Fund acts as a protection seller in a credit default swap, the Fund will segregate assets equivalent to the full notional value of the credit default swap.

10.	Staff Comment – Prospectus – FUND SUMMARY: In the Prospectus, under Principal Investment Risks, please disclose the fact that the Fund may invest in foreign debt and disclose the risks inherent thereto, if applicable. Please also include a sector investing risk in the summary if sector investing is a principal risk disclosed elsewhere in the Prospectus.

ICON Response: We have revised the Prospectus to include a “Foreign Securities” risk, while deemphasizing foreign debt in our Principal Investment Risks as the Fund will invest primarily in U.S. debt. Furthermore, we have added a sector investing risk to the Fund summary.

11.	Staff Comment – Prospectus - Under the section entitled Principal Investment Risks, under the subheading “Interest Rate Risk,” please confirm the expected reasonableness of the example concerning a 10-year portfolio, or revise based on the Fund’s expected duration.

ICON Response: We confirm the Fund is expected to be in a portfolio with a duration of ten (10) years or less.

12.	Staff Comment – Prospectus – Under the section entitled Principal Investment Risks, under the subheading “Junk Bonds Risk,” please disclose the fact that junk bonds are “speculative” investments.

ICON Response: We have revised the Junk Bonds Risk to disclose the fact that junk bonds are speculative investments. We have also made similar changes to the section “Principal Investment Strategies.”

13.	Staff Comment – Prospectus – Under the section “Portfolio Managers,” please confirm that Zach Jonson and Donovan J. (Jerry) Paul are jointly and primarily responsible for day-to-day management of the Fund.

ICON Response: We confirm that Zach Jonson and Donovan J. (Jerry) Paul are jointly and primarily responsible for day-to-day management of the Fund.

14.	Staff Comment – Prospectus – Under the section “MORE ABOUT THE FUND SUMMARY” please confirm the Barclays Capital U.S. Corporate High-Yield Index does not give investors a measure of total return or otherwise explain the meaning of total return.

Edward Bartz, Esq.

Division of Investment Management

Securities and Exchange Commission

September 19, 2014

ICON Response: We have checked the definition of Barclays Capital U.S. Corporate High-Yield Index and deleted the disclosure. Barclays does measure total return.

15.	Staff Comment – Prospectus – Under the section MORE ABOUT INVESTMENT STRATEGIES AND RISKS, please discuss the principal risks of investing in the Fund based on the response provided to Item 9(c) and summarize those risks in the Summary.

ICON Response: We have revised each section accordingly.

16.	Staff Comment – Prospectus – MORE ABOUT INVESTMENT STRATEGIES AND RISKS, under the section entitled “Securities That Are Not Readily Marketable,” please revise the reference to conform to the 15% standard to assure us that the Fund will be able to make timely payment for redeemed shares.

ICON Response: We have corrected the 20% reference to 15%.

17.	Staff Comment – Prospectus – under THE FUND’S INVESTMENT MANAGER and under the section titled Portfolio Managers, please clearly disclose what Jerry Paul’s job responsibilities have been for the last five years.

ICON Response: We have revised the Portfolio Manager section to identify clearly Jerry Paul’s job responsibilities and places of employment for the last five years.

18.	Staff Comment – Prospectus – under ABOUT YOUR INVESTMENT: CLASSES OF SHARES, SALES CHARGES AND DISTRIBUTION ARRANGEMENTS, and under the Sub-Transfer Agency Fees section, please confirm where these fees will be disclosed. In addition, please delete the reference to 12b-1 fees, as it is inapplicable.

ICON Response: We confirm that these fees will be disclosed in the Fund’s financial statements. We have, in addition, deleted the incorrect reference to 12b-1 fees.

19.	Staff Comment – SAI – page 22 (as an FYI) please see SEC Releases 10666 and 29776 for additional information regarding total return swaps and asset segregation.

ICON Response: We will consult these releases and look for any additional SEC guidance if and as applicable.

Edward Bartz, Esq.

Division of Investment Management

Securities and Exchange Commission

September 19, 2014

20.	Staff Comment – SAI – page 40, please revise the statement that the Fund “may invest up to 100% of the value” of its net assets in securities that are not readily marketable as discussed in comment number 16 above.

ICON Response: We have revised the statement to read the Fund “may invest up to 15% of the value” of its net assets in securities that are not readily marketable.

21.	Staff Comment – SAI – page 43, please revise the statement that the Fund “may invest up to 20% of the market value” of its net assets in securities that are not readily marketable to conform to the comment in number 16 above.

ICON Response: We have revised the statement to read the Fund “may invest up to 15% of the value” of its net assets in securities that are not readily marketable.

22.	Staff Comment – SAI – page 74, in the second paragraph of the PRICING OF SHARES section, please delete the reference to the 12b-1 Plan since this is not applicable to the Fund.

ICON Response: We have deleted the reference to the 12b-1 Plan.

23.	Staff Comment – SAI – signature page, please include Craig Callahan’s electronic signature in his role as President and Trustee.

ICON Response: We have corrected the printing error.

I believe we have adequately addressed all of your suggestions and comments as noted above. If you have any questions, or if I can be of any assistance, please do not hesitate to contact me directly at 303.328.9207. I will be out of the country beginning September 18, 2014 returning to the office on October 3, 2014. In my absence please don’t hesitate to contact Stephen Abrams (Associate General Counsel) at 303.328.9271 or our Funds’ independent counsel, Charles Lutter, at 210.496.5438.

Sincerely,

/s/ Donald Salcito
Donald Salcito
General Counsel and
Executive Vice President